RELATED PARTY TRANSACTIONS BALANCES (Details Narrative) - CAD ($)	Jun. 30, 2023	Dec. 31, 2022
Amounts receivable, related party transactions	$ 809	$ 1,002
Amounts payable, related party transactions	$ 198,415	$ 37,094